CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 0.5	$ 0.2	$ 0.0
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	156,000,000	156,000,000	156,000,000
Common Stock, shares, issued	31,797,295	31,388,426	29,083,805
Common Stock, shares, outstanding	31,797,295	31,388,426	29,083,805
Unvested shares	459,000
Restricted stock
Unvested shares	274,467	4,575,313	9,731,550